Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock Shares	Common Stock Shares	Additional Paid-in Capital	Accumulated Deficit	Non-controlling shareholders interest	Total
Balance at Dec. 31, 2019		$ 12,890	$ 21,579,022	$ (22,185,031)		$ (593,119)
Balance (in Shares) at Dec. 31, 2019		128,902,124
Conversion of debt to equity		$ 3,500	766,058			769,558
Conversion of debt to equity (in Shares)		35,002,245
Settlement of liabilities		$ 400	144,764			145,164
Settlement of liabilities (in Shares)		4,004,110
Shares issued for services		$ 183	68,817			69,000
Shares issued for services (in Shares)		1,834,268
Shares subscriptions		$ 140	32,860			33,000
Shares subscriptions (in Shares)		1,400,000
Stock based compensation		$ 2,250	587,878			590,128
Stock based compensation (in Shares)		22,495,000
Net loss				(5,444,544)		(5,444,544)
Balance at Dec. 31, 2020		$ 19,363	23,179,399	(27,629,575)		(4,430,813)
Balance (in Shares) at Dec. 31, 2020		193,637,747
Warrants exercised		$ 4,407	2,199,307			2,203,714
Warrants exercised (in Shares)		44,074,284
Share issue expenses			(501,100)			(501,100)
Conversion of debt to equity		$ 6,180	7,437,488			7,443,668
Conversion of debt to equity (in Shares)		61,793,616
Fair value of warrants issued as compensation			4,327,899			4,327,899
Shares subscriptions		$ 3,033	4,546,967			4,550,000
Shares subscriptions (in Shares)		30,333,334
Stock based compensation		$ 250	213,499			213,749
Stock based compensation (in Shares)		2,500,000
Net loss				(11,394,106)		(11,394,106)
Balance at Mar. 31, 2021		$ 33,233	41,403,459	(39,023,681)		2,413,011
Balance (in Shares) at Mar. 31, 2021		332,338,981
Balance at Dec. 31, 2020		$ 19,363	23,179,399	(27,629,575)		(4,430,813)
Balance (in Shares) at Dec. 31, 2020		193,637,747
Net loss						(13,253,462)
Balance at Sep. 30, 2021		$ 36,789	45,299,411	(40,883,037)		4,453,163
Balance (in Shares) at Sep. 30, 2021		367,901,679
Balance at Dec. 31, 2020		$ 19,363	23,179,399	(27,629,575)		(4,430,813)
Balance (in Shares) at Dec. 31, 2020		193,637,747
Warrants exercised		$ 6,019	3,003,330			3,009,349
Warrants exercised (in Shares)		60,186,982
Conversion of convertible debt to equity		$ 6,180	7,751,860			7,758,040
Conversion of convertible debt to equity (in Shares)		61,793,616
Share issue expenses			(501,100)			(501,100)
Fair value of warrants issued			4,327,899			4,327,899
Stock based option expense			1,382,638			1,382,638
Restricted stock awards		$ 100	300,964			$ 301,064
Restricted stock awards (in Shares)		1,000,000				1,500,000
Proceeds from non-controlling shareholders					48,000	$ 48,000
Shares issued for services		$ 2,095	1,779,055			1,781,150
Shares issued for services (in Shares)		20,950,000
Shares subscriptions		$ 3,033	4,546,967			4,550,000
Shares subscriptions (in Shares)		30,333,334
Net loss				(14,482,126)	(12,789)	(14,494,915)
Balance at Dec. 31, 2021		$ 36,790	45,771,012	(42,111,701)	35,211	3,731,312
Balance (in Shares) at Dec. 31, 2021		367,901,679
Balance at Mar. 31, 2021		$ 33,233	41,403,459	(39,023,681)		2,413,011
Balance (in Shares) at Mar. 31, 2021		332,338,981
Warrants exercised		$ 1,611	804,024			805,635
Warrants exercised (in Shares)		16,112,698
Shares issued for services		$ 800	775,200			776,000
Shares issued for services (in Shares)		8,000,000
Stock based compensation			72,141			72,141
Stock based compensation (in Shares)
Net loss				(116,279)		(116,279)
Balance at Jun. 30, 2021		$ 35,644	43,054,824	(39,139,960)		3,950,508
Balance (in Shares) at Jun. 30, 2021		356,451,679
Shares issued for services		$ 565	442,485			443,050
Shares issued for services (in Shares)		5,650,000
Stock based compensation		$ 580	1,802,102			1,802,682
Stock based compensation (in Shares)		5,800,000
Net loss				(1,743,077)		(1,743,077)
Balance at Sep. 30, 2021		$ 36,789	45,299,411	(40,883,037)		4,453,163
Balance (in Shares) at Sep. 30, 2021		367,901,679
Balance at Dec. 31, 2021		$ 36,790	45,771,012	(42,111,701)	35,211	3,731,312
Balance (in Shares) at Dec. 31, 2021		367,901,679
Stock based option expense			94,466			94,466
Restricted stock awards			62,766			62,766
Restricted stock awards (in Shares)
Net loss				(1,801,494)	(8,752)	(1,810,246)
Balance at Mar. 31, 2022		$ 36,790	45,928,244	(43,913,195)	26,459	2,078,298
Balance (in Shares) at Mar. 31, 2022		367,901,679
Balance at Dec. 31, 2021		$ 36,790	45,771,012	(42,111,701)	35,211	3,731,312
Balance (in Shares) at Dec. 31, 2021		367,901,679
Net loss						(6,208,074)
Balance at Sep. 30, 2022		$ 37,690	47,863,546	(48,290,394)	15,483	(373,675)
Balance (in Shares) at Sep. 30, 2022		376,901,679
Balance at Mar. 31, 2022		$ 36,790	45,928,244	(43,913,195)	26,459	2,078,298
Balance (in Shares) at Mar. 31, 2022		367,901,679
Contribution by minority shareholders					9,653	9,653
Stock based option expense			94,462			94,462
Restricted stock awards			62,766			62,766
Restricted stock awards (in Shares)
Net loss				(1,074,355)	(12,977)	(1,087,332)
Balance at Jun. 30, 2022		$ 36,790	46,085,472	(44,987,550)	23,135	1,157,847
Balance (in Shares) at Jun. 30, 2022		367,901,679
Fair value of warrants issued			322,918			322,918
Stock based option expense			1,013,056			1,013,056
Restricted stock awards		$ 200	109,800			110,000
Restricted stock awards (in Shares)		2,000,000
Shares issued for services		$ 700	332,300			333,000
Shares issued for services (in Shares)		7,000,000
Net loss				(3,302,844)	(7,652)	(3,310,496)
Balance at Sep. 30, 2022		$ 37,690	$ 47,863,546	$ (48,290,394)	$ 15,483	$ (373,675)
Balance (in Shares) at Sep. 30, 2022		376,901,679